Annual Operating Expenses {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-12 - Strategic Income Portfolio	Apr. 30, 2022
VIP Strategic Income Portfolio-Initial VIP
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.66%
VIP Strategic Income Portfolio-Service VIP
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.11%
Total annual operating expenses	0.76%
VIP Strategic Income Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.91%